Basis of Presentation (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2015	Jan. 31, 2015
Revenue from External Customers by Geographic Areas [Table Text Block]
For the three months ended April 30,	2015	2014

United States	$179,076	$85,300
Canada	80,290	34,514

	$259,366	$119,814

	2015	2014
United States	$343,769	$394,867
Canada	213,443	244,240
	$557,212	$639,107

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]
	April 30, 2015		January 31, 2015
	Equipment	Intangible assets	Equipment	Intangible assets

United States	$11,700	$27,380	$12,688	$14,211
Canada	7,661	29,944	8,453	29,945

	$19,361	$57,324	$21,141	$44,156

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Net loss per share was determined as follows:
For the three months ended April 30,	2015	2014
Numerator
Net loss	$(1,810,036)	$(1,233,860)
Denominator
Weighted average common shares outstanding	41,861,279	31,151,397

Basic and diluted net loss per share	$(0.04)	$(0.04)

Anti-dilutive securities not included in diluted loss
per share relating to:
Warrants and options outstanding	139,361,506	8,656,446
Convertible debt	96,034,360	6,899,431
	235,395,866	15,555,877

	2015	2014
Numerator
Net loss	$(21,078,265)	$(4,238,490)
Less: Shareholder dividend – Note 12(i)	-	(239,680)
	$(21,078,265)	$(4,478,170)
Denominator
Weighted average common shares outstanding	36,146,353	31,418,517

Basic and diluted net loss per share	$(0.58)	$(0.14)

Anti-dilutive securities not included in diluted loss per share relating to:
Warrants and options outstanding	136,935,946	6,775,446
Convertible debt	97,997,760	9,651,379
	235,868,706	16,426,825